Income Taxes	12 Months Ended
Mar. 31, 2016
Income Taxes

16. Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Income before income taxes and discontinued operations:
Japan	¥184,504	¥188,601	¥228,527
Overseas	101,835	155,416	162,775

	¥286,339	¥344,017	¥391,302

Provision for income taxes:
Current—
Japan	¥19,116	¥9,455	¥34,866
Overseas	27,093	38,264	42,918

	46,209	47,719	77,784

Deferred—
Japan	49,419	36,112	34,315
Overseas	2,925	5,226	8,213

	52,344	41,338	42,528

Provision for income taxes	¥98,553	¥89,057	¥120,312

In fiscal 2014, the Company and its subsidiaries in Japan are subject to a National Corporation tax of approximately 28%, an Inhabitant tax of approximately 5% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of approximately 38.3%. In fiscal 2015, the Company and its subsidiaries in Japan are subject to a National Corporation tax of approximately 26%, an Inhabitant tax of approximately 5% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of approximately 35.9%. In fiscal 2016, the Company and its subsidiaries in Japan are subject to a National Corporation tax of approximately 25%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 6%, which in the aggregate result in a statutory income tax rate of approximately 33.5%.

Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Income before income taxes and discontinued operations	¥286,339	¥344,017	¥391,302

Tax provision computed at statutory rate	¥109,668	¥123,502	¥131,086
Increases (reductions) in taxes due to:
Change in valuation allowance*	(845)	1,839	(1,547)
Non-deductible expenses for tax purposes	2,382	3,513	2,277
Non-taxable income for tax purposes	(3,224)	(7,633)	(3,767)
Effect of nontaxable bargain purchase gain	0	(12,953)	0
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(5,805)	(8,766)	(3,593)
Effect of the tax rate change related to the new Japanese tax law	(5,824)	(14,098)	(7,468)
Other, net	2,201	3,653	3,324

Provision for income taxes	¥98,553	¥89,057	¥120,312

*	In fiscal 2015 and 2016, increases in the valuation allowance of ¥1,819 million and decreases in the valuation allowance of ¥12 million due to the amendment to tax loss carryforward rules related to the new Japanese tax law are included in “Change in valuation allowance” in the table above.

The effective income tax rate is different from the statutory tax rate primarily because of certain nondeductible expenses for tax purposes, non-taxable income for tax purposes, changes in valuation allowance, the effect of nontaxable bargain purchase gain, the effect of lower income tax rates on foreign subsidiaries and a domestic life insurance subsidiaries, and the effect of the tax reforms as discussed in the following paragraph.

On March 20, 2014, the bill for reconstruction funding and the bill for local corporate tax were approved by the National Diet of Japan. For a fiscal year beginning on April 1, 2014, special corporate tax for reconstruction will not be charged, and as a result, the combined statutory income tax rate for a fiscal year beginning on April 1, 2014 was reduced from approximately 38.3% to approximately 35.9%.

On March 31, 2015, the 2015 tax reform bill was passed by the National Diet of Japan. From fiscal years beginning on April 1, 2015, the national tax rate and the local business tax rate were reduced, and as a result, the combined statutory income tax rate for the fiscal year beginning on April 1, 2015 was reduced from approximately 35.9% to approximately 33.5%. The increase and decrease of the deferred tax assets and liabilities due to the change in the tax rates resulted in a decrease of provision for income taxes by ¥14,098 million in the consolidated statements of income, and the increase of the valuation allowance due to the amendment to tax loss carryforward rules resulted in an increase of provision for income taxes by ¥1,819 million in the consolidated statements of income.

On March 29, 2016, the 2016 tax reform bill was passed by the National Diet of Japan. From fiscal years beginning on April 1, 2016, the national corporate tax rate and local business tax rate were reduced and the local corporate tax rate was increased. The net effect of those changes was a reduction in the combined statutory income tax rate for the fiscal year beginning on April 1, 2016 from approximately 32.9% to approximately 31.7%, and a further reduction in the combined statutory income tax rate for fiscal year beginning on April 1, 2017 to approximately 31.5%. For the fiscal years beginning on or after April 1, 2018, the combined statutory income tax rate was further reduced to approximately 31.3%. In addition, tax loss carryforward rules were amended, and the deductible amount of tax losses carried forward for the fiscal year beginning on April 1, 2016 is reduced to 60% of taxable income for the year, compared to 65% pursuant to the 2015 tax reform. From the fiscal year beginning on April 1, 2017, the deductible limit of tax losses carried forward will be increased to 55% of taxable income for the year, while the tax loss carryforward period will be reduced from ten years to nine years. From the fiscal years beginning on or after April 1, 2018, the deductible limit of tax losses carried forward will remain at 50% of taxable income for the year and the tax loss carryforward period will remain at 10 years, consistent with the 2015 tax reform. The increase and decrease of the deferred tax assets and liabilities due to the change in the tax rates resulted in a decrease of provision for income taxes by ¥7,468 million in the consolidated statements of income, and the decrease of the valuation allowance due to the amendment to tax loss carryforward rules resulted in an decrease of provision for income taxes by ¥12 million in the consolidated statements of income.

Total income taxes recognized in fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Provision for income taxes	¥98,553	¥89,057	¥120,312
Income taxes on discontinued operations	4,681	166	0
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	5,304	6,915	(6,003)
Defined benefit pension plans	1,456	(4,045)	(2,954)
Foreign currency translation adjustments	1,756	6,880	(2,921)
Net unrealized gains (losses) on derivative instruments	329	(255)	(1,696)
Direct adjustments to shareholders’ equity	(101)	(734)	(2)

Total income taxes	¥111,978	¥97,984	¥106,736

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2015 and 2016 are as follows:

	Millions of yen
	2015	2016
Assets:
Net operating loss carryforwards	¥91,899	¥72,994
Allowance for doubtful receivables on direct financing leases and probable loan losses	20,170	12,883
Investment in securities	11,128	15,306
Policy liabilities and policy account balances	18,273	763
Accrued expenses	30,352	25,537
Investment in operating leases	18,470	16,814
Property under facility operations	10,098	10,211
Installment loans	6,487	8,640
Other	50,961	49,393

	257,838	212,541
Less: valuation allowance	(50,515)	(43,220)

	207,323	169,321
Liabilities:
Investment in direct financing leases	6,342	10,471
Investment in operating leases	89,411	90,074
Unrealized gains (losses) on investment in securities	26,361	20,734
Deferred insurance policy acquisition costs	28,494	35,894
Policy liabilities and policy account balances	53,871	41,995
Property under facility operations	2,221	9,256
Other intangible assets	122,996	103,503
Undistributed earnings	68,269	97,156
Prepaid benefit cost	15,205	9,037
Other	55,773	39,265

	468,943	457,385

Net deferred tax liability	¥261,620	¥288,064

Net deferred tax assets and liabilities at March 31, 2015 and 2016 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2015	2016
Other assets	¥74,449	¥53,296
Income taxes: Deferred	336,069	341,360

Net deferred tax liability	¥261,620	¥288,064

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2016. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were decreases of ¥11,739 million in fiscal 2014, increases of ¥19,945 million in fiscal 2015, and decreases of ¥7,295 million in fiscal 2016. The adjustments to the beginning-of-the-year amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were net decreases of ¥1,908 million in fiscal 2014 (increases of ¥1,308 million and decreases of ¥3,216 million on a gross basis), net decreases of ¥2,917 million in fiscal 2015 (increases of ¥5,447 million and decreases of ¥8,364 million on a gross basis), and net increases of ¥177 million in fiscal 2016 (increases of ¥381 million and decreases of ¥204 million on a gross basis), respectively.

The Company and certain subsidiaries have net operating loss carryforwards of ¥539,796 million at March 31, 2016, which expire as follows:

Year ending March 31,	Millions of yen
2017	¥366
2018	92,434
2019	32,184
2020	18,161
2021	85,722
Thereafter	279,902
Indefinite period	31,027

Total	¥539,796

The unrecognized tax benefits as of March 31, 2015 and 2016 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2016.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2015 and 2016, and in the consolidated statements of income for the fiscal 2014, 2015 and 2016 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination for the tax years prior to fiscal 2013, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2010, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2009. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2010.